Not FDIC Insured May Lose Value No Bank Guarantee
TGIT-Q3PH

Schedules of Investments
(unaudited)
Franklin Templeton SMACS: Series EM 2
Templeton Emerging Markets Small Cap Fund 5
Notes to Schedules of Investments 9

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2025
Franklin Templeton SMACS: Series EM
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 96.1%
Brazil 2.7%
Hypera SA ..................... Pharmaceuticals 2,694 $ 11,964
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 6,292 5,544
TOTVS SA ..................... Software 1,447 10,679
28,187
Cambodia 0.4%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 8,440 3,995
China 11.7%
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd. , A ........... Construction Materials 1,480 2,289
b
Budweiser Brewing Co. APAC Ltd. ,
144A , Reg S .................. Beverages 26,418 27,405
China Resources Building Materials
Technology Holdings Ltd. ......... Construction Materials 1,387 291
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 9,680 5,774
b
Greentown Service Group Co. Ltd. , Reg
S ........................... Real Estate Management & Development 5,063 2,682
Haier Smart Home Co. Ltd. , D ....... Household Durables 6,507 13,878
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 1,730 2,840
a,b
Kuaishou Technology , 144A , Reg S ... Interactive Media & Services 2,633 17,700
Uni-President China Holdings Ltd. .... Food Products 13,045 16,969
Weichai Power Co. Ltd. , H ......... Machinery 7,837 15,259
a,b
Wuxi Biologics Cayman, Inc. , 144A , Reg
S ........................... Life Sciences Tools & Services 5,214 16,468
121,555
Hungary 2.3%
Richter Gedeon Nyrt. ............. Pharmaceuticals 819 23,828
India 6.7%
ACC Ltd. ....................... Construction Materials 331 7,286
a
Ather Energy Ltd. ................ Automobiles 1,969 7,202
Bajaj Holdings & Investment Ltd. ..... Financial Services 77 12,086
Brigade Enterprises Ltd. ........... Real Estate Management & Development 587 7,517
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 7,246 20,182
Federal Bank Ltd. ................ Banks 6,232 14,737
Natco Pharma Ltd. ............... Pharmaceuticals 117 1,208
a
Niva Bupa Health Insurance Co. Ltd. .. Insurance 264 285
70,503
Indonesia 1.1%
Astra International Tbk. PT ......... Industrial Conglomerates 38,555 11,465
Italy 0.2%
a,b
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 106 2,283
Mexico 0.2%
a,b
Nemak SAB de CV , 144A , Reg S .... Automobile Components 11,763 1,910
Philippines 1.1%
BDO Unibank, Inc. ............... Banks 3,942 11,383
South Africa 4.9%
Discovery Ltd. ................... Insurance 2,714 32,914
Netcare Ltd. .................... Health Care Providers & Services 20,584 17,292
50,206

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
South Korea 29.5%
Doosan Bobcat, Inc. .............. Machinery 601 $ 20,428
Hankook Tire & Technology Co. Ltd. .. Automobile Components 103 2,873
Hyundai Motor Co. ............... Automobiles 152 20,373
LG Corp. ....................... Industrial Conglomerates 604 31,027
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 52 4,323
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 327 8,533
NAVER Corp. ................... Interactive Media & Services 270 36,587
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,725 69,996
Samsung Life Insurance Co. Ltd. ..... Insurance 524 37,497
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 94 11,493
SK Hynix, Inc. ................... Semiconductors & Semiconductor Equipment 398 58,709
Soulbrain Co. Ltd. ................ Chemicals 43 4,952
306,791
Taiwan 28.1%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 8,266 42,096
Lite-On Technology Corp. .......... Technology Hardware, Storage & Peripherals 1,772 5,920
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 1,270 52,145
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 5,564 177,458
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 709 11,367
c
Zhen Ding Technology Holding Ltd. ... Electronic Equipment, Instruments &
Components 678 2,301
291,287
Thailand 5.2%
Kasikornbank PCL ............... Banks 6,728 31,557
Minor International PCL ............ Hotels, Restaurants & Leisure 15,361 11,596
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 25,454 4,418
Thai Beverage PCL ............... Beverages 16,689 6,071
53,642
Turkiye 0.6%
BIM Birlesik Magazalar A/S ......... Consumer Staples Distribution & Retail 514 6,239
United Arab Emirates 1.4%
Emirates Central Cooling Systems Corp. Water Utilities 21,461 8,940
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 11,947 4,879
13,819
Total Common Stocks (Cost $ 892,338 ) .........................................
997,093

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Franklin Templeton SMACS: Series EM
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 7.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 7.8%
United States 7.8%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio , 4.079% ......... 80,558 $ 80,558
Total Money Market Funds (Cost $ 80,558 ) ......................................
80,558
a a a a a
Total Short Term Investments (Cost $ 80,558 ) ...................................
80,558
a a a
Total Investments (Cost $ 972,896 ) 103.9% ......................................
$1,077,651
Other Assets, less Liabilities (3.9) % ...........................................
(39,808)
Net Assets 100.0% ...........................................................
$1,037,843
a a a
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $68,448, representing 6.6% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments (unaudited), May 31, 2025
Templeton Emerging Markets Small Cap Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 94.1%
Brazil 2.6%
Azzas 2154 SA .................. Textiles, Apparel & Luxury Goods 478,522 $ 3,693,810
Grupo Mateus SA ................ Consumer Staples Distribution & Retail 2,247,901 3,140,262
Hypera SA ..................... Pharmaceuticals 187,180 831,257
a
Oncoclinicas do Brasil Servicos Medicos
SA .......................... Health Care Providers & Services 1,122,677 989,298
8,654,627
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 1,588,954 752,070
China 4.1%
Asia Cement China Holdings Corp. ... Construction Materials 1,364,069 419,347
a,b
Daqo New Energy Corp. , ADR ...... Semiconductors & Semiconductor Equipment 150,350 2,008,676
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 305,715 501,858
c
JNBY Design Ltd. , Reg S .......... Textiles, Apparel & Luxury Goods 1,428,758 2,761,763
Noah Holdings Ltd. , ADR .......... Capital Markets 290,042 2,990,333
Sunresin New Materials Co. Ltd. , A ... Chemicals 219,193 1,371,247
Uni-President China Holdings Ltd. .... Food Products 2,780,189 3,616,575
13,669,799
Georgia 1.7%
a
Georgia Capital plc ............... Capital Markets 224,199 5,658,452
Greece 1.1%
Piraeus Financial Holdings SA ....... Banks 553,544 3,687,640
Hong Kong 1.1%
Luk Fook Holdings International Ltd. .. Specialty Retail 564,051 1,303,707
Pacific Basin Shipping Ltd. ......... Marine Transportation 9,317,323 2,296,502
3,600,209
Hungary 1.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 218,498 6,357,042
India 32.7%
a
Affle 3i Ltd. ..................... Media 171,938 3,489,633
Ajanta Pharma Ltd. ............... Pharmaceuticals 77,207 2,268,865
a
Ajax Engineering Ltd. ............. Machinery 35,742 274,041
c
Aster DM Healthcare Ltd. , 144A , Reg S Health Care Providers & Services 798,352 5,220,938
Bajaj Holdings & Investment Ltd. ..... Financial Services 105,405 16,544,621
Brigade Enterprises Ltd. ........... Real Estate Management & Development 327,993 4,199,989
City Union Bank Ltd. .............. Banks 2,634,434 6,034,755
Coforge Ltd. .................... IT Services 45,043 4,509,961
Crompton Greaves Consumer
Electricals Ltd. ................. Household Durables 311,456 1,286,170
Dalmia Bharat Ltd. ............... Construction Materials 160,357 3,783,427
a
Electronics Mart India Ltd. .......... Specialty Retail 1,234,888 1,737,944
EPL Ltd. ....................... Containers & Packaging 753,901 2,177,977
c
Eris Lifesciences Ltd. , 144A , Reg S ... Pharmaceuticals 273,407 5,057,780
a
Eternal Ltd. ..................... Hotels, Restaurants & Leisure 1,856,137 5,169,868
Federal Bank Ltd. ................ Banks 3,923,387 9,277,832
Gujarat State Petronet Ltd. ......... Gas Utilities 383,687 1,475,482
Hexaware Technologies Ltd. ........ IT Services 115,082 1,155,389
a
Honasa Consumer Ltd. ............ Personal Care Products 1,473,643 5,454,665
KEI Industries Ltd. ................ Electrical Equipment 57,156 2,415,270
a,b
MakeMyTrip Ltd. ................. Hotels, Restaurants & Leisure 30,369 3,086,401
a
Max Financial Services Ltd. ......... Insurance 419,377 7,368,440
Nexus Select Trust ............... Retail REITs 1,616,066 2,547,558
a
PB Fintech Ltd. .................. Insurance 188,869 3,892,836

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
Redington Ltd. .................. Electronic Equipment, Instruments &
Components 2,047,074 $ 6,197,283
a,b
ReNew Energy Global plc , A ........ Independent Power and Renewable Electricity
Producers 567,202 3,862,646
a
Restaurant Brands Asia Ltd. ........ Hotels, Restaurants & Leisure 841,593 800,150
Tata Consumer Products Ltd. ....... Food Products 81,820 1,058,712
110,348,633
Indonesia 1.4%
Avia Avian Tbk. PT ............... Chemicals 109,085,200 3,161,350
a
GoTo Gojek Tokopedia Tbk. PT , A .... Broadline Retail 358,072,056 1,407,723
4,569,073
Italy 1.5%
a,b,c
Wizz Air Holdings plc , 144A , Reg S ... Passenger Airlines 235,708 5,076,134
Kazakhstan 1.4%
c
Halyk Savings Bank of Kazakhstan JSC ,
GDR , Reg S .................. Banks 213,908 4,828,282
Mexico 2.0%
Bolsa Mexicana de Valores SAB de CV Capital Markets 2,840,643 6,203,838
Grupo Aeroportuario del Centro Norte
SAB de CV , B ................. Transportation Infrastructure 51,274 634,131
6,837,969
Peru 1.0%
Intercorp Financial Services, Inc. ..... Banks 93,189 3,225,271
Philippines 5.6%
Bloomberry Resorts Corp. .......... Hotels, Restaurants & Leisure 23,607,882 1,768,634
Century Pacific Food, Inc. .......... Food Products 7,174,166 5,136,803
International Container Terminal
Services, Inc. .................. Transportation Infrastructure 1,652,212 12,127,772
19,033,209
Saudi Arabia 1.0%
a
Jahez International Co. ............ Hotels, Restaurants & Leisure 60,742 425,007
Mouwasat Medical Services Co. ..... Health Care Providers & Services 151,114 2,921,538
3,346,545
South Africa 0.8%
Netcare Ltd. .................... Health Care Providers & Services 3,003,808 2,523,412
South Korea 7.1%
a
Hugel, Inc. ..................... Biotechnology 25,730 6,171,707
LEENO Industrial, Inc. ............. Semiconductors & Semiconductor Equipment 241,855 6,914,942
a
LigaChem Biosciences, Inc. ........ Life Sciences Tools & Services 13,452 1,118,198
LX Semicon Co. Ltd. .............. Semiconductors & Semiconductor Equipment 66,481 2,896,603
Misto Holdings Corp. .............. Textiles, Apparel & Luxury Goods 132,091 3,446,878
Shin Heung Energy & Electronics Co.
Ltd. ......................... Electrical Equipment 178,764 517,254
Soulbrain Co. Ltd. ................ Chemicals 13,658 1,572,863
Vieworks Co. Ltd. ................ Health Care Equipment & Supplies 81,147 1,305,692
23,944,137
Taiwan 14.2%
a
Eclat Textile Co. Ltd. .............. Textiles, Apparel & Luxury Goods 349,741 4,971,216
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 354,279 1,122,445
Kinsus Interconnect Technology Corp. . Semiconductors & Semiconductor Equipment 861,850 2,296,278

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Merida Industry Co. Ltd. ........... Leisure Products 852,459 $ 3,320,827
momo.com, Inc. ................. Broadline Retail 298,767 3,005,855
Novatek Microelectronics Corp. ...... Semiconductors & Semiconductor Equipment 582,010 9,911,872
Poya International Co. Ltd. ......... Broadline Retail 417,548 6,974,473
Primax Electronics Ltd. ............ Electronic Equipment, Instruments &
Components 1,190,975 3,075,076
Shin Zu Shing Co. Ltd. ............ Machinery 49,336 290,891
Synnex Technology International Corp. Electronic Equipment, Instruments &
Components 3,785,674 8,932,189
Visual Photonics Epitaxy Co. Ltd. .... Semiconductors & Semiconductor Equipment 506,595 1,712,742
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 137,223 2,200,127
47,813,991
Thailand 2.2%
Dynasty Ceramic PCL ............. Building Products 14,149,786 633,677
Major Cineplex Group PCL ......... Entertainment 6,519,860 1,789,507
Tisco Financial Group PCL ......... Banks 1,718,326 5,100,600
7,523,784
United Arab Emirates 2.9%
Americana Restaurants International plc Hotels, Restaurants & Leisure 1,968,597 1,116,988
Burjeel Holdings plc .............. Health Care Providers & Services 7,054,224 2,727,463
Emirates Central Cooling Systems Corp. Water Utilities 4,391,578 1,829,326
Spinneys 1961 Holding plc ......... Consumer Staples Distribution & Retail 5,221,557 2,132,408
Taaleem Holdings PJSC ........... Diversified Consumer Services 2,133,071 2,119,714
9,925,899
Vietnam 7.6%
Asia Commercial Bank JSC ........ Banks 4,244,909 3,440,667
FPT Corp. ...................... IT Services 2,375,280 10,643,309
a
Military Commercial Joint Stock Bank . Banks 4,167,755 3,895,783
Mobile World Investment Corp. ...... Specialty Retail 3,248,849 7,738,835
25,718,594
Total Common Stocks (Cost $ 239,210,781 ) .....................................
317,094,772
a
Preferred Stocks 1.8%
Brazil 0.8%
d
Bradespar SA , 5 .9% .............. Metals & Mining 978,972 2,670,157
Chile 1.0%
d
Embotelladora Andina SA , B , 5 .6% ... Beverages 798,748 3,396,637
Total Preferred Stocks (Cost $ 7,629,223 ) .......................................
6,066,794
Total Long Term Investments (Cost $ 246,840,004 ) ...............................
323,161,566
Short Term Investments 5.8%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 5.8%
United States 5.8%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.079% ......... 19,499,540 19,499,540
Total Money Market Funds (Cost $ 19,499,540 ) ..................................
19,499,540

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Emerging Markets Small Cap Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 12 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
e,f
Institutional Fiduciary Trust - Money
Market Portfolio , 4.079% ......... 2,850 $ 2,850
Total Investments from Cash Collateral Received for Loaned Securities (Cost $ 2,850 )
2,850
a a a a a
Total Short Term Investments (Cost $ 19,502,390 ) ................................
19,502,390
a a a
Total Investments (Cost $ 266,342,394 ) 101.7% ..................................
$342,663,956
Other Assets, less Liabilities (1.7) % ...........................................
(5,611,186)
Net Assets 100.0% ...........................................................
$337,052,770
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at May 31, 2025.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $22,944,897, representing 6.8% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, two of which are included in this report (Funds). The
Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At May 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May
31, 2025, investments in affiliated management investment companies were as follows:
4. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Templeton SMACS: Series EM
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.079% $175 $244,554 $(164,171) $— $— $80,558 80,558 $1,864
Total Affiliated Securities ... $175 $244,554 $(164,171) $— $— $80,558 $1,864
Templeton Emerging Markets Small Cap Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.079% $5,120,684 $62,556,237 $(48,177,381) $— $— $19,499,540 19,499,540 $262,285
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.079% $134,633 $6,342,851 $(6,474,634) $— $— $2,850 2,850 $2,623
Total Affiliated Securities ... $5,255,317 $68,899,088 $(54,652,015) $— $— $19,502,390 $264,908
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Templeton SMACS: Series EM
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 28,187 $ — $ — $ 28,187
Cambodia ............................ — 3,995 — 3,995
China ............................... 16,969 104,586 — 121,555
Hungary ............................. 23,828 — — 23,828
India ................................ 7,202 63,301 — 70,503
Indonesia ............................ — 11,465 — 11,465
Italy ................................. — 2,283 — 2,283
Mexico .............................. 1,910 — — 1,910
Philippines ............................ — 11,383 — 11,383
South Africa ........................... 32,914 17,292 — 50,206
South Korea .......................... — 306,791 — 306,791
Taiwan ............................... — 291,287 — 291,287
Thailand ............................. — 53,642 — 53,642
Turkiye .............................. 6,239 — — 6,239
United Arab Emirates .................... 13,819 — — 13,819
Short Term Investments ................... 80,558 — — 80,558
Total Investments in Securities ........... $211,626 $866,025
a
$— $1,077,651
Templeton Emerging Markets Small Cap Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ 8,654,627 — — 8,654,627
Cambodia ............................ — 752,070 — 752,070
China ............................... 8,615,584 5,054,215 — 13,669,799
Georgia .............................. — 5,658,452 — 5,658,452
Greece .............................. — 3,687,640 — 3,687,640
Hong Kong ........................... — 3,600,209 — 3,600,209
Hungary ............................. 6,357,042 — — 6,357,042
India ................................ 9,496,605 100,852,028 — 110,348,633
Indonesia ............................ — 4,569,073 — 4,569,073
Italy ................................. — 5,076,134 — 5,076,134
Kazakhstan ........................... — 4,828,282 — 4,828,282
Mexico .............................. 6,837,969 — — 6,837,969
Peru ................................ 3,225,271 — — 3,225,271
Philippines ............................ 6,905,437 12,127,772 — 19,033,209
Saudi Arabia .......................... 425,007 2,921,538 — 3,346,545
South Africa ........................... — 2,523,412 — 2,523,412
South Korea .......................... 1,305,692 22,638,445 — 23,944,137
Taiwan ............................... — 47,813,991 — 47,813,991
Thailand ............................. — 7,523,784 — 7,523,784
United Arab Emirates .................... 6,081,448 3,844,451 — 9,925,899
Vietnam .............................. — 25,718,594 — 25,718,594
Preferred Stocks ........................ 6,066,794 — — 6,066,794
Short Term Investments ................... 19,502,390 — — 19,502,390
Total Investments in Securities ........... $83,473,866 $259,190,090
b
$— $342,663,956
4. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Abbreviations
a
Includes foreign securities valued at $866,025, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $259,190,090, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR
American Depositary Receipt
GDR
Global Depositary Receipt
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
4. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.